Accrued Expenses (Details) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses/Trade and Other Payables [Abstract]
Accrued research and development costs including milestone payments		SFr 4,060,048	SFr 4,307,089
Professional fees		227,363	316,470
Accrued vacation & overtime		69,455	115,749
Employee benefits incl. share based payments		217,649	138,960
Board of Directors fees			1,529
Other		108,198	26,945
Total accrued expenses	SFr 3,444,626	SFr 4,682,713	SFr 4,906,742